ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Schedule of provisions

Provisions and allowances - Non current
	Liabilities	Liabilities
	Legal claims and other matters	Asset retirement obligation

Year ended December 31, 2018
Values at the beginning of the year	768,517	27,829
Effect of initial inflation adjustment (Note 4 (cc))	1,315	—
Translation differences	(113,571)	82
Additions	6,438	5,383
Reversals	(14,097)	(8,740)
Uses	(4,652)	—

At December 31, 2018	643,950	24,554

Year ended December 31, 2017

Values at the beginning of the year	6,950	18,301
Translation differences	(39,757)	853
Acquisition of business (Note 3)	799,938	—
Additions	3,112	8,675
Reversals	(329)	—
Uses	(1,397)	—

At December 31, 2017	768,517	27,829

Provisions and allowances - Current	Deducted from assets		Liabilities
	Allowance for doubtful accounts	Obsolescence allowance	Asset retirement obligation

Year ended December 31, 2018

Values at the beginning of the year	16,543	36,197	2,659
Effect of initial inflation adjustment (Note 4 (cc))	202	6,530	—
Translation differences	(2,076)	(2,384)	(10)
Additions	2,732	22,822	7,659
Reversals	(1,103)	(5,500)	—
Uses	(1,952)	(2,211)	(457)

At December 31, 2018	14,346	55,454	9,851

Year ended December 31, 2017

Values at the beginning of the year	6,019	33,433	4,262
Translation differences	(504)	(860)	246
Acquisition of business (Note 3)	10,822	12,385	—
Additions	1,365	9,959	443
Reversals	(680)	(13,987)	—
Uses	(479)	(4,733)	(2,292)

At December 31, 2017	16,543	36,197	2,659